                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Milbank Winthrop & Co Inc
Address: 654 Madison Ave, Suite 1550
         New York, N.Y. 10021


Form 13F File Number: 28-04023

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Janice Bennett
Title:   Principal
Phone:   (212) 980-2500

Signature, Place, and Date of Signing:

    /s/  Janice Bennett      New York, NY       May 3, 2001
    _______________________  _________________  _________________
         [Signature]            [City, State]     [Date]

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]
































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

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     83

Form 13F Information Table Value Total:     $141,485
                                              [thousands]


List of Other Included Managers:  NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]
























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

                                                   Form 13F INFORMATION TABLE
                                                   MILBANK WINTHROP & CO. INC.
    ITEM 1          ITEM 2        ITEM 3        ITEM 4         ITEM 5               ITEM 6         ITEM 7        ITEM 8
   ---------       --------      --------      --------       --------             ---------      --------      --------
                                                                             INVESTMENT DISCRETION          VOTING AUTHORITY
                                                                                          (c)
                    TITLE        CUSIP         MARKET    SHRS OR  SH/  PUT/   (a)  (b)   SHARED   OTHER     (a)    (b)     (c)
NAME OF ISSUER     OF CLASS      NUMBER        VALUE     PRN AMT  PRN  CALL  SOLE SHARED OTHER   MANAGERS  SOLE   SHARED   NONE
--------------     --------      ------        ------    -------  ---  ----  ---- ------ ------  --------  ----   ------   ----
ABBOTT LABS            COMMON     2824100        279,978      5,933           X                              5,933    0          0
ADC TELECOMMUNICATION  COMMON     886101       3,576,953    420,818           X                            420,818    0          0
AEGON N V - ORD AMER   COMMON     7924103        341,377     11,675           X                             11,675    0          0
AFLAC INC              COMMON     1055102      2,803,462    101,796           X                            101,796    0          0
AMERICAN EXPRESS CO    COMMON     25816109     4,128,967     99,975           X                             99,975    0          0
AMERICAN HOME PRODS C  COMMON     26609107       230,006      3,915           X                              3,915    0          0
AMERICAN INTL GROUP I  COMMON     26874107     3,665,568     45,535           X                             45,535    0          0
AMERICAN TOWER CORP C  COMMON     29912201     2,081,250    112,500           X                            112,500    0          0
AOL TIME WARNER        COMMON     00184A105    5,594,902    139,350           X                            139,350    0          0
AT & T CORP.           COMMON     1957109      1,386,630     65,100           X                             65,100    0          0
AT&T CORP LIBERTY MED  COMMON     1957208      1,674,176    119,584           X                            119,584    0          0
BANK NEW YORK INC      COMMON     64057102       667,596     13,558           X                             13,558    0          0
BELLSOUTH CORP         COMMON     79860102     1,679,848     41,052           X                             41,052    0          0
BELO CORPORATION       COMMON     80555105     1,635,471     99,300           X                             99,300    0          0
BERKSHIRE HATHAWAY IN  COMMON     84670108       850,850         13           X                                 13    0          0
BP AMOCO ADS           COMMON     55622104     2,210,323     44,545           X                             44,545    0          0
BRIGGS & STRATTON COR  COMMON     109043109      435,883     11,360           X                             11,360    0          0
BRISTOL MYERS SQUIBB   COMMON     110122108    4,355,208     73,320           X                             73,320    0          0
CARNIVAL CORP CL A     COMMON     143658102    2,517,970     91,000           X                             91,000    0          0
CATERPILLAR INC        COMMON     149123101      217,284      4,896           X                              4,896    0          0
CHEVRON CORP           COMMON     166751107      476,052      5,422           X                              5,422    0          0
CHUBB CORP             COMMON     171232101    3,390,192     46,800           X                             46,800    0          0
CISCO SYS INC          COMMON     17275R102      303,473     19,192           X                             19,192    0          0
CITIGROUP INC.         COMMON     172967101    4,735,899    105,289           X                            105,289    0          0
COCA COLA CO           COMMON     191216100    1,032,222     22,857           X                             22,857    0          0
CONSECO INC COM        COMMON     208464107      225,400     14,000           X                             14,000    0          0
CORNING INC            COMMON     219350105    2,103,863    101,685           X                            101,685    0          0
DEERE & CO             COMMON     244199105      625,048     17,200           X                             17,200    0          0
DISNEY WALT PRODTNS    COMMON     254687106      337,537     11,802           X                             11,802    0          0
DOVER CORP             COMMON     260003108    2,806,272     78,300           X                             78,300    0          0
DU PONT E I DE NEMOUR  COMMON     263534109      258,079      6,341           X                              6,341    0          0
ELECTRONIC DATA SYSTE  COMMON     285661104      458,052      8,200           X                              8,200    0          0
EXXON MOBIL CORPORATI  COMMON     30231G102    9,717,732    119,972           X                            119,972    0          0
FEDERAL HOME LOAN MTG  COMMON     313400301    3,137,772     48,400           X                             48,400    0          0
FEDERAL NAT MORTGAGE   COMMON     313586109    1,715,380     21,550           X                             21,550    0          0
FIRST UNION CORP       COMMON     337358105      472,659     14,323           X                             14,323    0          0
FORD MTR CO DEL COM P  COMMON     345370860    2,723,779     96,863           X                             96,863    0          0
GEMSTAR TV GUIDE INTE  COMMON     36866W106      432,745     15,052           X                             15,052    0          0
GENERAL ELECTRIC COMP  COMMON     369604103    7,381,509    176,338           X                            176,338    0          0


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GILLETTE CO            COMMON     375766102      509,162     16,335           X                             16,335    0          0
HEWLETT PACKARD CO     COMMON     428236103      236,714      7,570           X                              7,570    0          0
INTEL CORP             COMMON     458140100      845,921     32,149           X                             32,149    0          0
INTERNATIONAL BUSINES  COMMON     459200101      590,449      6,139           X                              6,139    0          0
INTERPUBLIC GROUP COS  COMMON     460690100    1,804,612     52,536           X                             52,536    0          0
J.P. MORGAN CHASE & C  COMMON     46625H100      788,579     17,563           X                             17,563    0          0
JEFFERSON PILOT CORP   COMMON     475070108      271,560      6,000           X                              6,000    0          0
JOHNSON & JOHNSON      COMMON     478160104    2,108,027     24,100           X                             24,100    0          0
LEHMAN BROS HLDGS INC  COMMON     524908100      549,252      8,760           X                              8,760    0          0
LOEWS CORP             COMMON     540424108      360,500      6,068           X                              6,068    0          0
MCGRAW HILL INC        COMMON     580645109      229,235      3,843           X                              3,843    0          0
MEDIA GEN INC CLASS A  COMMON     584404107    3,360,690     72,900           X                             72,900    0          0
MELLON FINL CORP       COMMON     58551A108      518,251     12,790           X                             12,790    0          0
MERCK & CO             COMMON     589331107    6,998,511     92,207           X                             92,207    0          0
MICROSOFT CORP         COMMON     594918104      382,812      7,000           X                              7,000    0          0
MINNESOTA MNG & MFG C  COMMON     604059105    1,218,228     11,725           X                             11,725    0          0
MOTOROLA INC           COMMON     620076109      286,669     20,103           X                             20,103    0          0
NESTLE SA SPONSORED A  FOREIGN    641069406      251,472      2,400           X                              2,400    0          0
NORTHERN TRUST CORP    COMMON     665859104    2,186,750     34,988           X                             34,988    0          0
NUI HLDG CO COM        COMMON     629431107      532,089     19,707           X                             19,707    0          0
ORACLE CORP            COMMON     68389X105      969,625     64,728           X                             64,728    0          0
PFIZER INC             COMMON     717081103    1,860,358     45,430           X                             45,430    0          0
PHARMACIA CORP         COMMON     71713U102      291,542      5,788           X                              5,788    0          0
PHILIP MORRIS COS INS  COMMON     718154107      495,425     10,441           X                             10,441    0          0
POTASH CORP SASK INC   COMMON     73755L107    3,033,923     52,300           X                             52,300    0          0
PROCTER & GAMBLE CO    COMMON     742718109    3,182,709     50,842           X                             50,842    0          0
PROVIDIAN FINL CORP    COMMON     74406A102      956,475     19,500           X                             19,500    0          0
QUALCOMM INC COM       COMMON     747525103      742,920     13,120           X                             13,120    0          0
READERS DIGEST ASSN I  COMMON     755267101    2,687,544     97,800           X                             97,800    0          0
REGIS CORP MINN        COMMON     758932107    4,049,955    276,920           X                            276,920    0          0
ROYAL DUTCH PETRO-NY   COMMON     780257804    2,143,976     38,672           X                             38,672    0          0
SBC COMMUNICATIONS, I  COMMON     78387G103      381,765      8,554           X                              8,554    0          0
SCHLUMBERGER           COMMON     806857108    1,129,041     19,598           X                             19,598    0          0
SIGMA ALDRICH CORP     COMMON     826552101    2,920,375     61,000           X                             61,000    0          0
TEXACO INC             COMMON     881694103      743,348     11,195           X                             11,195    0          0
TEXAS INSTRUMENTS INC  COMMON     882508104      542,150     17,500           X                             17,500    0          0
TYCO INTL LTD NEW COM  COMMON     902124106      573,835     13,274           X                             13,274    0          0
U S BANCORP            COMMON     902973304      748,270     32,253           X                             32,253    0          0
VERIZON COMMUNICATION  COMMON     92343V104      342,734      6,952           X                              6,952    0          0
VIACOM INC CL B        COMMON     925524308    4,142,326     94,208           X                             94,208    0          0
VODAFONE GROUP PLC     COMMON     92857W100    1,087,167     40,043           X                             40,043    0          0
WALGREEN COMPANY       COMMON     931422109      326,400      8,000           X                              8,000    0          0
WELLS FARGO NEW        COMMON     949746101    1,320,800     26,699           X                             26,699    0          0
ZEMEX CDA CORP COM     COMMON     988910105      115,208     18,733           X                             18,733    0          0








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